Nature of Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Top of range [member]
Nature of Expenses [Line Items]
Percentage of research and development expenses	66.00%	16.00%
Selling expense	$ 4.1	$ 11.2
Percentage of selling and marketing expenses	11.00%	44.00%
Bottom of range [member]
Nature of Expenses [Line Items]
Percentage of general and administrative expenses	1.00%	1.00%
Research and Development Expenses [Member] | Top of range [member]
Nature of Expenses [Line Items]
Expenses	$ 4.2	$ 0.9
General and Administrative Expenses [Member] | Bottom of range [member]
Nature of Expenses [Line Items]
Expenses	$ 0.2	0.3
Professional Fees [Member] | Bottom of range [member]
Nature of Expenses [Line Items]
Expenses		$ 1.2